Stock-Based Compensation - Additional information regarding stock option grant activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Share-based Payment Arrangement [Abstract]
Weighted-average grant date fair value per share of options granted during the period (in dollars per share) | $ / shares	$ 1.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 157